Lease - Schedule of Leases Cost (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025
Schedule Of Leases Cost Abstract
Operating lease assets, net	$ 760,269		$ 154,556
ROU assets	882,426		316,234
Accumulated amortization	(122,157)		(161,678)
Operating lease liabilities – current	290,326		52,217
Operating lease liabilities – non-current	426,626		54,331
Total operating lease liabilities	716,952		$ 106,548
Financing cash payments for finance leases	$ 0	$ 11,695